Subsequent Events (Details) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended		1 Months Ended				1 Months Ended	3 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014 Notes Payable 1	Jun. 30, 2014 Craig Ellins	Jun. 30, 2014 A Warrant	Jun. 30, 2014 B Warrant	Jun. 30, 2014 Common Stock	Mar. 31, 2014 Common Stock	Mar. 31, 2013 Common Stock	Mar. 31, 2012 Common Stock	Mar. 31, 2010 Common Stock	Jun. 30, 2014 Convertible Notes	Jun. 30, 2014 Subsequent Event	Jul. 31, 2014 Subsequent Event Notes Payable 1	Jun. 30, 2014 Subsequent Event Craig Ellins	Jun. 30, 2014 Subsequent Event A Warrant	Jun. 30, 2014 Subsequent Event B Warrant	Jul. 31, 2014 Subsequent Event Common Stock	Jun. 30, 2014 Subsequent Event Common Stock	Jun. 30, 2014 Subsequent Event Convertible Notes
Converted notes payable from certain Note Holders into common stock			$ 114,013	$ 1,015,459										$ 1,015,459	$ 307,356
Issuance of stock for debt conversions, Shares			438,681					3,905,612	438,681		140,000	216,225		3,905,612					1,202,500
Stock sold through private placement			12,500						1,480,000	1			1,480,000								4,520,000
Warrants, Exercise Price						$ 1.00	$ 2.00										$ 1.00	$ 2.00
Equity Issuance Price								$ 0.50												$ 0.50
Common stock, shares issued	32,473,282	7,268,948	850,110		12,500,000											4,000,000
Proceeds from issuance of stock	$ 3,579,612	$ 684,750												$ 1,000,000
Common Stock issued pursuant to employment contracts										(2,402,682)	2,402,682			8,950,000